Organization	3 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1 – Organization

Nature of Business

Eco-Stim Energy Solutions, Inc., (the “Company,” “Eco-Stim,” “we” or “us”) is an oilfield services provider of well stimulation and intelligent completion services to the upstream oil and gas industry. Through its subsidiaries it performs well stimulation services primarily in unconventional oil and natural gas reservoirs outside the United States. Through its subsidiaries we currently performs field management services for customers active in the Vaca Muerta shale play in Argentina. We are also evaluating opportunities to expand its operations into new areas, which may include Mexico, Colombia and other international markets.